DEFINED ASSET FUNDS--REGISTERED TRADEMARK--
                             -------------------------------
                             ---------------------

                           MUNICIPAL INVESTMENT TRUST FUND
                           MULTISTATE SERIES--402
                           (A UNIT INVESTMENT TRUST)
                           -  MICHIGAN, NEW JERSEY AND NEW YORK PORTFOLIOS
                           -  PORTFOLIOS OF INSURED LONG-TERM MUNICIPAL BONDS
                           - DESIGNED FOR INCOME FREE FROM REGULAR FEDERAL INCOME TAX
                           -  EXEMPT FROM SOME STATE TAXES
                           -  MONTHLY DISTRIBUTIONS

SPONSORS:
MERRILL LYNCH,             -----------------------------------------------------
PIERCE, FENNER & SMITH     The Securities and Exchange Commission has not
INCORPORATED               approved or disapproved these Securities or passed
SALOMON SMITH BARNEY INC.  upon the adequacy of this prospectus. Any
PAINEWEBBER INCORPORATED   representation to the contrary is a criminal offense.
DEAN WITTER REYNOLDS INC.  Prospectus dated January 31, 2000.

--------------------------------------------------------------------------------

Defined Asset Funds--Registered Trademark--
Defined Asset Funds-Registered Trademark- is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
  - A Disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
  - Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
  - Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
  - Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
  - Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF SEPTEMBER 30, 1999, THE EVALUATION DATE.

CONTENTS
                                       PAGE
                                       ---
Michigan Insured Portfolio--
  Risk/Return Summary................    3
New Jersey Insured
  Portfolio--Risk/Return Summary.....    6
New York Insured
  Portfolio--Risk/Return Summary.....    9
What You Can Expect From Your
  Investment.........................   13
  Monthly Income.....................   13
  Return Figures.....................   13
  Records and Reports................   13
The Risks You Face...................   13
  Interest Rate Risk.................   13
  Call Risk..........................   14
  Reduced Diversification Risk.......   14
  Liquidity Risk.....................   14
  Concentration Risk.................   14
  State Concentration Risk...........   15
  Bond Quality Risk..................   16
  Insurance Related Risk.............   16
  Litigation and Legislation Risks...   17
Selling or Exchanging Units..........   17
  Sponsors' Secondary Market.........   17
  Selling Units to the Trustee.......   17
  Exchange Option....................   18
How The Fund Works...................   18
  Pricing............................   18
  Evaluations........................   19
  Income.............................   19
  Expenses...........................   19
  Portfolio Changes..................   20
  Fund Termination...................   20
  Certificates.......................   20
  Trust Indenture....................   20
  Legal Opinion......................   22
  Auditors...........................   22
  Sponsors...........................   22
  Trustee............................   22
  Underwriters' and Sponsors'
    Profits..........................   22
  Public Distribution................   23
  Code of Ethics.....................   23
Taxes................................   23
Supplemental Information.............   25
Financial Statements.................  D-1

--------------------------------------------------------------------------------

MICHIGAN INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 8
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee with an
     aggregate face amount of $3,145,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           14%
  / / General Obligation                8%
  / / Hospital/Health Care              37%
  / / Municipal Water/Sewer
      Utilities                         8%
  / / Special Tax Issues                16%
  / / Universities/Colleges             17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     hospital/health care bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF MICHIGAN SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO MICHIGAN
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Semi-Annual Income per 1,000 units     $23.76
     Annual Income per unit:                        $47.53
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of 1.714%, as well as a total deferred sales fee of $11.86 per 1,000 units (paid in quarterly installments) November, February, May and August through November, 2000.
     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.63
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.42
     Evaluator's Fee
                                                    $0.38
     Other Operating Expenses
                                                    -----
                                                    $1.98
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR MICHIGAN PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior Michigan Series were offered between June 20, 1989 and September 19, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

                           WITH SALES FEE         NO SALES FEE
                         1 YEAR     5 YEARS    1 YEAR     5 YEARS
 -----------------------------------------------------------------
 High                     0.73%      6.36%      2.24%      7.55%
 Average                  -3.17      5.33       -1.39      6.37
 Low                      -8.47      3.49       -6.09      4.41


     managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $894.44
     (as of September 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Michigan state and local personal income taxes if you live in Michigan.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $3,295,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           30%
  / / General Obligation                13%
  / / Hospital/Health Care              24%
  / / Parking                           16%
  / / Universities/Colleges             17%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Because the Fund is concentrated in
     airport/port/highway bonds, adverse
     developments in this sector may affect
     the value of your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW JERSEY SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW
     JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER
     STATE CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Semi-Annual Income per 1,000 units     $23.24
     Annual Income per unit:                        $46.49
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of 1.714%, as well as a total deferred sales fee of $11.86 per 1,000 units (paid in quarterly installments) November, February, May and August through November, 2000.
     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.63
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.40
     Evaluator's Fee
                                                    $0.36
     Other Operating Expenses
                                                    -----
                                                    $1.94
     TOTAL

     The Sponsors historically paid updating
     expenses.

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW JERSEY PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New Jersey Series were offered between June 22, 1988 and September 19, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.61%     6.45%     5.47%     3.71%     7.64%     6.06%
 Average                 -3.01      5.09      5.32     -1.25      6.16      5.88
 Low                     -8.81      3.02      4.98     -6.13      3.73      5.57

 -----------------------------------------------------------

 Average
 Sales fee               1.86%     5.30%     5.54%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain legal restrictions may apply.

     UNIT PRICE PER UNIT               $895.69
     (as of September 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK INSURED PORTFOLIO--RISK/RETURN SUMMARY

 1.  WHAT IS THE FUND'S OBJECTIVE?
     The Fund seeks interest income that is
     exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.

 2.  WHAT ARE MUNICIPAL REVENUE BONDS?
     Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities.
     Generally, payments on these bonds
     depend solely on the revenues generated
     by the projects, excise taxes or state
     appropriations, and are not backed by
     the government's taxing power.

 3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?

  -  The Fund plans to hold to maturity 7
     long-term tax-exempt municipal bonds,
     and some short-term bonds reserved to
     pay the deferred sales fee, with an
     aggregate face amount of $5,055,000.
  -  The Fund is a unit investment trust
     which means that, unlike a mutual fund,
     the Portfolio is not managed.
  -  The bonds are rated AAA or Aaa by
     Standard & Poor's, Moody's or Fitch.
  -  Many of the bonds can be called at a
     premium declining over time to par
     value. Some bonds may be called earlier
     at par for extraordinary reasons.
  -  100% of the bonds are insured by
     insurance companies that guarantee
     timely payments of principal and
     interest on the bonds (but not Fund
     units or the market value of the bonds
     before they mature).

     The Portfolio consists of municipal
     bonds of the following types:

  / / Airports/Ports/Highways           15%
  / / Hospital/Health Care              15%
  / / Lease Rental Appropriation        15%
  / / Municipal Water/Sewer
      Utilities                         10%
  / / Special Tax                       15%
  / / Transit Authorities               16%
  / / Universities/Colleges             14%

 4.  WHAT ARE THE SIGNIFICANT RISKS?

     YOU CAN LOSE MONEY BY INVESTING IN THE
     FUND. THIS CAN HAPPEN FOR VARIOUS
     REASONS, INCLUDING:

  -  Rising interest rates, an issuer's
     worsening financial condition or a drop
     in bond ratings can reduce the price of
     your units.

  -  Assuming no changes in interest rates,
     when you sell your units, they will
     generally be worth less than your cost
     because your cost included a sales fee.

  -  The Fund will receive early returns of
     principal if bonds are called or sold
     before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

     ALSO, THE PORTFOLIO IS CONCENTRATED IN
     BONDS OF NEW YORK SO IT IS LESS
     DIVERSIFIED THAN A NATIONAL FUND AND IS
     SUBJECT TO RISKS PARTICULAR TO NEW YORK
     WHICH ARE BRIEFLY DESCRIBED UNDER STATE
     CONCENTRATION RISKS LATER IN THIS
     PROSPECTUS.

 5.  IS THIS FUND APPROPRIATE FOR YOU?

     Yes, if you want federally tax-free
     income. You will benefit from a
     professionally selected and supervised
     portfolio whose risk is reduced by
     investing in insured bonds of several
     different issuers.
     The Fund is NOT appropriate for you if
     you want a speculative investment that
     changes to take advantage of market
     movements, if you do not want a
     tax-advantaged investment or if you
     cannot tolerate any risk.

     DEFINING YOUR INCOME

     WHAT YOU MAY EXPECT (Payable on the 25th day
     of the month to holders of record on the
     10th day of the month):
     Regular Semi-Annual Income per 1,000 units     $23.67
     Annual Income per unit:                        $47.34
     THESE FIGURES ARE ESTIMATES DETERMINED ON THE
     EVALUATION DAY; ACTUAL PAYMENTS MAY VARY.

 6.  WHAT ARE THE FUND'S FEES AND EXPENSES?

     This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund.

     INVESTOR FEES

     Maximum Sales Fee (Load) on new
     purchases (as a percentage of
     $1,000 invested)                            2.90%

     You will pay an up-front sales fee of 1.714%, as well as a total deferred sales fee of $11.86 per 1,000 units (paid in quarterly installments) November, February, May and August through November 2000.
     Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.

     The maximum sales fee is reduced if you invest at least $100,000, as follows:

                               YOUR MAXIMUM
                                SALES FEE
          IF YOU INVEST:         WILL BE:
          --------------       ------------
     Less than $100,000            2.90%
     $100,000 to $249,999          2.65%
     $250,000 to $499,999          2.40%
     $500,000 to $999,999          2.15%
     $1,000,000 and over           1.90%

     Maximum Exchange Fee          1.90%

     ESTIMATED ANNUAL FUND OPERATING EXPENSES

                                                    AMOUNT
                                                   PER UNIT
                                                   --------
                                                    $0.63
     Trustee's Fee
                                                    $0.55
     Portfolio Supervision,
     Bookkeeping and
     Administrative Fees
     (including updating
     expenses)
                                                    $0.26
     Evaluator's Fee
                                                    $0.34
     Other Operating Expenses
                                                    -----
                                                    $1.78
     TOTAL

     The Sponsors historically paid updating
     expenses.

 7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?

     IN THE FOLLOWING CHART WE SHOW PAST PERFORMANCE
     OF PRIOR NEW YORK PORTFOLIOS, WHICH HAD
     INVESTMENT OBJECTIVES, STRATEGIES AND TYPES OF
     BONDS SUBSTANTIALLY SIMILAR TO THIS FUND. THESE
     PRIOR SERIES DIFFERED IN THAT THEY CHARGED A
     HIGHER SALES FEE. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on December 31, 1999. OF COURSE, PAST PERFORMANCE
     OF PRIOR SERIES IS NO GUARANTEE OF FUTURE
     RESULTS OF THIS FUND.

     AVERAGE ANNUAL COMPOUND TOTAL RETURNS
     FOR PRIOR SERIES
     REFLECTING ALL EXPENSES. FOR PERIODS ENDED
     12/31/99.

 -------------------------------------------------------------------

 High                    3.92%     6.86%     5.82%     4.47%     8.06%     6.35%
 Average                 -3.75      4.82      5.44     -1.84      5.84      6.03
 Low                     -12.35     3.05      5.21     -9.84      3.83      5.79

 -----------------------------------------------------------

 Average
 Sales fee               2.01%     5.02%     5.77%

 -----------------------------------------------------------

NOTE: ALL RETURNS REPRESENT CHANGES IN UNIT PRICE WITH DISTRIBUTIONS REINVESTED
 INTO THE MUNICIPAL FUND INVESTMENT ACCUMULATION PROGRAM.

 8.  IS THE FUND MANAGED?

     Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes.
     Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund.
     The Fund may sell a bond if certain adverse credit or other conditions exist.

 9.  HOW DO I BUY UNITS?

     The minimum investment is one unit.

     You can buy units from any of the
     Sponsors and other broker-dealers. The
     Sponsors are listed later in this
     prospectus. Some banks may offer units
     for sale through special arrangements
     with the Sponsors, although certain
     legal restrictions may apply.

     UNIT PRICE PER UNIT              $890.17
     (as of September 30, 1999)

     Unit price is based on the net asset
     value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.

10.  HOW DO I SELL UNITS?

     You may sell your units at any time to
     any Sponsor or the Trustee for the net
     asset value determined at the close of
     business on the date of sale, less any
     remaining deferred sales fee. You will
     not pay any other fee when you sell your units.

11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?

     The Fund pays income monthly.

     In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
     You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

12.  WHAT OTHER SERVICES ARE AVAILABLE?

     REINVESTMENT
     You will receive your income in cash
     unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation
     Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. FOR MORE COMPLETE
     INFORMATION ABOUT THE PROGRAM, INCLUDING
     CHARGES AND FEES, ASK THE TRUSTEE FOR THE
     PROGRAM'S PROSPECTUS. READ IT CAREFULLY
     BEFORE YOU INVEST. THE TRUSTEE MUST
     RECEIVE YOUR WRITTEN ELECTION TO REINVEST
     AT LEAST 10 DAYS BEFORE THE RECORD DAY OF
     AN INCOME PAYMENT.

     EXCHANGE PRIVILEGES
     You may exchange units of this Fund for
     units of certain other Defined Asset
     Funds. You may also exchange into this
     Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                             FOR MICHIGAN RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          3%        3.5%        4%        4.5%        5%        5.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         6%        6.5%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     18.74       3.69       4.31       4.92       5.54       6.15       6.77       7.38
  $ 25,751- 62,450      $ 43,051-104,050     31.17       4.36       5.08       5.81       6.54       7.26       7.99       8.72
  $ 62,451-130,250      $104,051-158,550     34.04       4.55       5.31       6.06       6.82       7.58       8.34       9.10
  $130,251-283,150      $158,551-283,150     38.82       4.90       5.72       6.54       7.35       8.17       8.99       9.81
OVER $283,151           OVER $283,151        42.26       5.20       6.06       6.93       7.79       8.66       9.53      10.39

  $      0- 25,750       8.00
  $ 25,751- 62,450       9.44
  $ 62,451-130,250       9.85
  $130,251-283,150      10.62
OVER $283,151           11.26

                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     16.49       4.79       5.39       5.99       6.59       7.18       7.78       8.38
  $ 25,751- 62,450      $ 43,051-104,050     31.98       5.88       6.62       7.35       8.09       8.82       9.56      10.29
  $ 62,451-130,250      $104,051-158,550     35.40       6.19       6.97       7.74       8.51       9.29      10.06      10.84
  $130,251-283,150      $158,551-283,150     40.08       6.68       7.51       8.34       9.18      10.01      10.85      11.68
OVER $283,151           OVER $283,151        43.45       7.07       7.96       8.84       9.73      10.61      11.49      12.38

  $      0- 25,750       8.98       9.58
  $ 25,751- 62,450      11.03      11.76
  $ 62,451-130,250      11.61      12.38
  $130,251-283,150      12.52      13.35
OVER $283,151           13.26      14.15

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

                        $      0- 43,060     23.59       5.24       5.89       6.54       7.20       7.85       8.51       9.16
  $      0-25,750-                           23.63       5.24       5.89       6.55       7.20       7.86       8.51       9.17
  $ 25,751- 62,450      $ 43,051-104,050     35.35       6.19       6.96       7.73       8.51       9.28      10.05      10.83
  $ 62,451-130,250      $104,051-158,550     38.04       6.46       7.26       8.07       8.88       9.68      10.49      11.30
  $130,251-283,150      $158,551-283,150     42.53       6.96       7.83       8.70       9.57      10.44      11.31      12.18
OVER $283,151           OVER $283,151        45.77       7.38       8.30       9.22      10.14      11.06      11.98      12.91

                         9.82     10.47
  $      0-25,750-       9.82      10.48
  $ 25,751- 62,450      11.60      12.37
  $ 62,451-130,250      12.11      12.91
  $130,251-283,150      13.05      13.92
OVER $283,151           13.83      14.75

                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------

                                            COMBINED
                                            EFFECTIVE
TAXABLE INCOME 1999*                        TAX RATE                           TAX-FREE YIELD OF
    SINGLE RETURN         JOINT RETURN          %          4%        4.5%        5%        5.5%        6%        6.5%
                                                                      IS EQUIVALENT TO A TAXABLE YIELD OF


TAXABLE INCOME 1999*    TAX-FREE YIELD OF
    SINGLE RETURN         7%        7.5%        8%
                       IS EQUIVALENT TO A
                        TAXABLE YIELD OF

--------------------------------------------------------------------------------

  $      0- 25,750      $      0- 43,050     20.82       5.05       5.68       6.31       6.95       7.58       8.21       8.84
  $ 25,751- 62,450      $ 43,051-104,050     32.93       5.96       6.71       7.46       8.20       8.95       9.69      10.44
  $ 62,451-130,250      $104,051-158,550     35.73       6.22       7.00       7.78       8.56       9.34      10.11      10.69
  $130,251-283,150      $158,551-283,150     40.38       6.71       7.55       8.39       9.23      10.06      10.90      11.74
OVER $283,151           OVER $283,151        43.74       7.11       8.00       8.89       9.78      10.66      11.55      12.44

  $      0- 25,750       9.47     10.10
  $ 25,751- 62,450      11.18      11.93
  $ 62,451-130,250      11.67      12.45
  $130,251-283,150      12.58      13.42
OVER $283,151           13.33      14.22

To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
  - elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
  - a change in the Fund's expenses; or
  - the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

ESTIMATED CURRENT RETURN equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):

Estimated Annual         Estimated
Interest Income   -   Annual Expenses
-------------------------------------
             Unit Price

ESTIMATED LONG TERM RETURN is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
- a monthly statement of income payments and any principal payments;
- a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
- an annual report on Fund activity; and
- annual tax information. THIS WILL ALSO BE SENT TO THE IRS. YOU MUST REPORT THE AMOUNT OF TAX-EXEMPT INTEREST RECEIVED DURING THE YEAR.

You may request:
- copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
- audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or "called" by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
  - it no longer needs the money for the original purpose;
  - the project is condemned or sold;
  - the project is destroyed and insurance proceeds are used to redeem the bonds;
  - any related credit support expires and is not replaced; or
  - interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be "concentrated" in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Michigan Portfolio's concentration in hospital and health care bonds.
  - payment for these bonds depends on revenues from private third-party payors and government programs, including Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
  - hospitals face increasing competition resulting from hospital mergers and affiliations;
  - hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
  - hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
  - many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
  - Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
  - most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the New Jersey Portfolio's concentration in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:
  - user fees from ports and airports;
  - tolls on turnpikes and bridges;
  - rents from buildings; and
  - additional financial resources including
    --federal and state subsidies,
    -- lease rentals paid by state or local governments, or -- the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:
  - increased competition;
  - excess capacity; and
  - increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

MICHIGAN RISKS

Because Michigan's leading sectors are closely integrated with the manufacturing of durable goods, its economy is more cyclical than non-industrial states and the nation as a whole. As a result:

  - any substantial national economic downturn will likely hurt Michigan's economy and its state and local governments;

  - because the state is highly reliant on the auto industry, its economy could be hurt by changes in that industry, expecially consolidation, plant closings and labor disputes;

  - while in the past the state's unemployment rate was higher than the national average, for several years it has been near or below the national average.

Certain tax changes have reduced or changed the mix of tax revenues of the state and local governments. In recent years:

  - the state sales tax rate was raised;

  - the income tax rate was lowered;

  - an annual cap was imposed on property tax assessment increases; and

  - property taxes used for school funding were cut, and now schools are paid for by a combination of property taxes and general and restricted state revenues.

In addition, certain state laws limit the overall amount of state revenues that can be raised from taxes, which could affect State operations and restrict the sharing of revenue with local governments. This, combined with the above tax changes, could hurt the value of Michigan bonds in the portfolio or make it more difficult for Michigan's local governments to pay their debt service.

The state's general obligation bonds are rated Aa1 by Moody's, AA+ by Standard & Poor's and AA+ by Fitch.

NEW JERSEY RISKS

STATE AND LOCAL GOVERNMENT

Certain features of New Jersey law could affect the repayment of debt:

  - the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

  - the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

  - elementary and secondary education, and

  - state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

GENERALLY

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

  - the high combined state and local tax burden;

  - a decline in manufacturing jobs, leading to above-average unemployment;

  - sensitivity to the financial services industry; and

  - dependence on federal aid.

STATE GOVERNMENT

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

NEW YORK CITY GOVERNMENT

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

  - aging public facilities that need repair or replacement;

  - welfare and medical costs;

  - expiring labor contracts; and

  - a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A- by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

The bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
  - limiting real property taxes,
  - reducing tax rates,
  - imposing a flat or other form of tax, or
  - exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
  - ADDING the value of the bonds, net accrued interest, cash and any other Fund assets;
  - SUBTRACTING accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
  - DIVIDING the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you "in kind" by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
  - cost of initial preparation of legal documents;
  - federal and state registration fees;
  - initial fees and expenses of the Trustee;
  - initial audit; and
  - legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
  - to reimburse the Trustee for the Fund's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
  - costs of actions taken to protect the Fund and other legal fees and expenses;
  - expenses for keeping the Fund's registration statement current; and
  - Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 55 CENTS per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributitons to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
  - diversity of the portfolio;
  - size of the Fund relative to its original size;
  - ratio of Fund expenses to income;
  - current and long-term returns;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
  - it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the Fund; or
  - continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:
MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051
SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Bank of New York, 101 Barclay Street, 17 W, New York, New York 10268, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer, financial institution, insurance company or other investor with special circumstances or subject to special rules. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and may be taken into account in determining your preference items for alternative minimum tax purposes. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

GAIN OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued "market discount". Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term otherwise. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of "original issue discount," "acquisition premium" and "bond premium". You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

MICHIGAN TAXES

In the opinion of Miller, Canfield, Paddock and Stone, P.L.C. Bloomfield Hills, Michigan, special counsel on Michigan tax matters:

Under the income tax laws of the State of Michigan, the Fund will not be taxed as a corporation. If you are a Michigan taxpayer, your interest income from the Fund will not be tax-exempt in Michigan except to the extent that the interest is earned on bonds that are tax-exempt for Michigan purposes. Capital gain distributions and capital gain or loss on your Fund units themselves will be subject to Michigan income tax. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the

State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

MUNICIPAL INVESTMENT TRUST FUND
MULTISTATE SERIES - 402 (MICHIGAN, NEW JERSEY AND NEW YORK TRUSTS) DEFINED ASSET FUNDS

REPORT OF INDEPENDENT ACCOUNTANTS

The Sponsors, Trustee and Holders
  of Muncipal Investment Trust Fund,
  Multistate Series - 402 (Michigan, New Jersey and New York Trusts) Defined Asset Funds:

We have audited the accompanying statements of condition of Muncipal Investment Trust Fund, Multistate Series - 402 (Michigan, New Jersey and New York Trusts) Defined Asset Funds, including the portfolios, as of September 30, 1999 and the related statements of operations and of changes in net assets for the period October 23, 1998 to September 30, 1999. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at September 30, 1999, as shown in such portfolios, were confirmed to us by The Bank of New York, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Muncipal Investment Trust Fund, Multistate Series - 402 (Michigan, New Jersey and New York Trusts) Defined Asset Funds at September 30, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.

DELOITTE & TOUCHE LLP

New York, N.Y.
December 14, 1999

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF SEPTEMBER 30, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,130,047)(Note 1)......................                  $2,732,456
  Accrued interest receivable......................                      33,706
  Accrued interest on segregated bonds.............                         763
  Cash.............................................                      37,144
                                                                   _____________

              Total trust property.................                   2,804,069

LESS LIABILITIES:
  Deferred sales charge (Note 5)...................   $   11,280
  Accrued expenses.................................        2,626         13,906
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,107,427 units of fractional undivided
    interest outstanding (Note 3)..................    2,732,423
  Undistributed net investment income..............       57,740
                                                    _____________
                                                                     $2,790,163
                                                                   =============
UNIT VALUE ($2,790,163/3,107,427 units)............                       $0.90
                                                                   =============

                       See Notes to Financial Statements.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                              October 23,
                                                 1998
                                                  to
                                             September 30,
                                                 1999
                                             _____________
INVESTMENT INCOME:
  Interest income...........................    $148,754
  Interest on segregated bonds..............       1,789
  Trustee's fees and expenses...............      (4,480)
  Sponsors' fees............................      (1,619)
                                             _____________
  Net investment income.....................     144,444
                                             _____________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................      (7,208)
  Unrealized depreciation of investments....    (397,591)
                                             _____________

  Net realized and unrealized loss on
    investments.............................    (404,799)
                                             _____________

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................   $(260,355)
                                             =============

                       See Notes to Financial Statements.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                October 23,
                                                   1998
                                                    to
                                               September 30,
                                                   1999
                                               _____________
OPERATIONS:
  Net investment income.......................  $  144,444
  Realized loss on securities sold
    or redeemed...............................      (7,208)
  Unrealized depreciation of investments......    (397,591)
                                               _____________
  Net decrease in net assets resulting
    from operations...........................    (260,355)

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......     (82,378)

DEFERED SALES CHARGE (Note 5).................     (24,896)

CAPITAL SHARE TRANSACTIONS - Redemptions of
  142,573 units...............................    (138,877)
                                               _____________
NET DECREASE IN NET ASSETS....................    (506,506)

NET ASSETS AT BEGINNING OF PERIOD.............   3,296,669
                                               _____________
NET ASSETS AT END OF PERIOD...................  $2,790,163
                                               =============
PER UNIT:
  Income distributions during period..........       $0.03
                                               =============
  Net asset value at end of period............       $0.90
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   3,107,427
                                               =============

                       See Notes to Financial Statements.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on October 23, 1998 was based upon offer side evaluations at October 21, 1998, the day prior to the Date of Deposit. Cost of securities at October 23, 1998 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,107,427 units at Date of Deposit..........    $3,152,049
      Redemptions of units - net cost of 142,573 units
        redeemed less redemption amounts..................         8,280
      Realized loss on securities sold or redeemed........        (7,208)
      Deferred sales charge...............................       (24,896)
      Interest income on segregated bonds.................         1,789
      Unrealized depreciation of investments..............      (397,591)
                                                           ______________

      Net capital applicable to Holders...................    $2,732,423
                                                           ==============

  4.  INCOME TAXES

      As of September 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $397,591, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,130,047 at September 30, 1999.

MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  5.  DEFERRED SALES CHARGE

      A deferred sales fee of $19.00 per 1,000 units is payable over a two-year period ($2.38 per 1,000 units quarterly in the first year and $2.37 per 1,000 units quarterly in the second year).

DEFINED ASSET FUNDS - MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF SEPTEMBER 30, 1999

                                            Rating                                    Optional
    Portfolio No. and Title of                 of         Face                        Redemption
            Securities(4)                  Issues(1)     Amount  Coupon Maturities(3) Provisions(3)          Cost(2)    Value(2)
            _____________                 _________      ______  ______ _____________ _____________          _______    ________
 1 Charter Cnty. of Wayne, MI, Arpt.         AAA     $  455,000   4.875%    2023       12/01/08           $  450,099  $  387,519
   Rev. Bonds (Detroit Metro. Wayne                                                    @ 101.000
   Cnty. Arpt.), Ser. 1998 B (MBIA
   Ins.)

 2 Brandon Sch. Dist., Oakland and           AAA        250,000   5.000     2022       05/01/08              250,935     222,393
   Lapeer Cntys., MI, G.O. Rfdg.                                                       @ 100.000
   Bonds, Ser. 1998 (AMBAC Ins.)

 3 Holly Area Sch. Dist., Oakland            AAA         15,000   3.600     2000       None                   15,111      14,996
   Cnty., MI, G.O. Rfdg. Bonds, Ser.
   1998 (Financial Guaranty Ins.)(5)

 4 County of Grand Traverse, MI, Hosp.       Aaa(m)     250,000   4.750     2022       07/01/08            243,053       208,213
   Fin. Auth., Rev. and Rfdg. Bonds                                                    101.000
   (Munson Healthcare Oblig. Grp.),
   Ser 1998 A (AMBAC Ins.)

 5 Michigan State Hosp. Fin. Auth.,          AAA        400,000   5.250     2027       08/15/07            408,244       361,592
   Hosp. Rev. and Rfdg. Bonds (The                                                     @ 102.000
   Detroit Med. Ctr. Oblig. Grp.),
   Ser. 1997 A (AMBAC Ins.)

 6 Michigan State Hosp. Fin. Auth.,          AAA        500,000   5.000     2026       08/15/08            500,000       434,245
   Hosp. Rev.and Rfdg. Bonds (Oakwood                                                  @ 101.000
   Oblig. Grp.), Ser. 1998 A (FSA
   Ins.)

 7 City of Detroit, MI, Sewage Disp.         AAA        250,000   5.000     2025       07/01/05            250,000       220,372
   Sys. Rev. Bonds, Ser. 1995 A (MBIA                                                  @ 100.000
   Ins.)

 8 City of Detroit, MI, Downtwn Dev.         AAA        500,000   4.750     2025       07/01/08            485,240       418,515
   Auth., Tax Increment Rfdg. Bonds                                                    @ 100.000
   (Development Area No. 1, Projs.),
   Ser. 1998 A (MBIA Ins.)

DEFINED ASSET FUNDS - MUNCIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402

PORTFOLIO OF THE MICHIGAN TRUST (INSURED)
AS OF SEPTEMBER 30, 1999

                                            Rating                                    Optional
    Portfolio No. and Title of                 of         Face                        Redemption
            Securities(4)                  Issues(1)     Amount  Coupon Maturities(3) Provisions(3)          Cost(2)    Value(2)
            _____________                 _________      ______  ______ _____________ _____________          _______    ________
 9 Board of Trustees of Michigan State       AAA     $  500,000   5.000%   2026       02/15/06         $  501,810    $  439,545
   Univ., Gen. Rev. Bonds, Ser. 1996 A                                                @ 101.000
   (AMBAC Ins.)

10 Board of Ctl. of Grand Valley State       AAA         25,000   4.300    2001       None                 25,555        25,066
   Univ., MI, Gen. Rev. and Rfdg.
   Bonds, Ser. 1997 (MBIA Ins.)(5)

                                                   ______________                                    ______________ _____________
TOTAL                                                $3,145,000                                        $3,130,047    $2,732,456
                                                   ==============                                    ============== =============

                     See Notes to Portfolios on Page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF SEPTEMBER 30, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $3,265,398)(Note 1)......................                 $2,861,848
  Accrued interest receivable......................                     43,467
  Accrued interest on segregated bonds.............                        392
  Cash.............................................                     18,854
                                                                   _____________

              Total trust property.................                  2,924,561

LESS LIABILITIES:
  Deferred sales charge (Note 5)...................  $    6,675
  Accrued expenses.................................       2,629         9,304
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  3,250,000 units of fractional undivided
    interest outstanding (Note 3)..................   2,855,446
  Undistributed net investment income..............      59,811
                                                    _____________
                                                                    $2,915,257
                                                                   =============
UNIT VALUE ($2,915,257/3,250,000 units)............                      $0.90
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                              October 23,
                                                 1998
                                                  to
                                             September 30,
                                                 1999
                                             _____________
INVESTMENT INCOME:
  Interest income...........................    $147,963
  Interest income on segregated bonds.......       1,803
  Trustee's fees and expenses...............      (3,454)
  Sponsors' fees............................      (1,596)
                                             _____________
  Net investment income.....................     144,716
                                             _____________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................         (15)
  Unrealized depreciation of investments....    (403,550)
                                             _____________

  Net realized and unrealized loss on
    investments.............................    (403,565)
                                             _____________

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................   $(258,849)
                                             =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                October 23,
                                                   1998
                                                    to
                                               September 30,
                                                   1999
                                               _____________
OPERATIONS:
  Net investment income.......................  $  144,716
  Realized loss on securities sold
    or redeemed...............................         (15)
  Unrealized depreciation of investments......    (403,550)
                                               _____________
  Net decrease in net assets resulting
    from operations...........................    (258,849)

INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......     (83,102)

DEFERRED SALES CHARGE (Note 5)................     (23,205)
                                               _____________
NET DECREASE IN NET ASSETS....................    (365,156)

NET ASSETS AT BEGINNING OF PERIOD.............   3,280,413
                                               _____________
NET ASSETS AT END OF PERIOD...................  $2,915,257
                                               =============
PER UNIT:
  Income distributions during period..........       $0.03
                                               =============
  Net asset value at end of period............       $0.90
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   3,250,000
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on October 23, 1998 was based upon offer side evaluations at October 21, 1998, the day prior to the Date of Deposit. Cost of securities at October 23, 1998 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 3,250,000 units at Date of Deposit..........    $3,280,413
      Realized loss on securities sold or redeemed........           (15)
      Deferred sales charge...............................       (23,205)
      Interest income on segregated bonds.................         1,803
      Unrealized depreciation of investments..............      (403,550)
                                                           ______________

      Net capital applicable to Holders...................    $2,855,446
                                                           ==============

  4.  INCOME TAXES

      As of September 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $403,550, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $3,265,398 at September 30, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

 5.  DEFERRED SALES CHARGE

     A deferred sales fee of $19.00 per 1,000 units is payable over a two-year period ($2.38 per 1,000 units quarterly in the first year and $2.37 per 1,000 units quarterly in the second year).

DEFINED ASSET FUND - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF SEPTEMBER 30, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________          _______      ________
 1 The Port Auth. of NY and NJ,            AAA       $  500,000  4.375%   2033          11/01/05         $  460,190    $  386,265
   Consol. Bonds, One Hundred                                                           @ 101.000
   Sixteenth Series
   (Financial Guaranty Ins.)

 2 Delaware River Port Auth., Port         AAA          500,000  5.000    2026          01/01/08            507,950       447,600
   Dist. Proj. Bonds, Ser. 1998 B                                                       @ 101.000
   (MBIA Ins.)

 3 The Board of Educ. of the Twp. of       AAA          435,000  4.750    2021          07/15/08            431,976       379,842
   Wall, Monmounth Cnty., NJ, Sch.                                                      @ 100.000
   Bonds (FSA Ins.)

 4 New Jersey Hlth. Care Fac., Fin.        AAA           30,000  3.450    2000          None                 30,072        29,922
   Auth., Rev. Bonds (Centrastate                        15,000  3.550    2001          None                 15,057        14,798
   Med. Ctr. Oblig. Grp. Issue), Ser.
   1998 (AMBAC Ins.)(5)

 5 New Jersey Hlth. Care Fac., Fin.        AAA          500,000  4.500    2028          07/01/08            472,580       402,435
   Auth., Rev. Bonds (Centrastate Med.                                                  @ 101.000
   Ctr. Oblig. Grp. Issue), Ser. 1998
   (AMBAC Ins.)

 6 Camden Cnty. Imp. Auth., NJ, Hlth.      AAA          250,000  5.000    2028          05/15/08            253,280       220,750
   Sys. Rev. Bonds (Catholic Hlth.                                                      @ 102.000
   East Issue ), Ser. 1998 B (AMBAC
   Ins.)

 7 Parking Auth. of the Town of            Aaa(m)       515,000  5.150    2025          08/01/25            525,285       472,734
   Morristown, Morris Cnty., NJ, Gtd.                                                   @ 100.000
   Pkg. Rev. Bonds, Ser. 1998 (FSA
   Ins.)

DEFINED ASSET FUND - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402

PORTFOLIO OF THE NEW JERSEY TRUST (INSURED)
AS OF SEPTEMBER 30, 1999

                                          Rating                                      Optional
    Portfolio No. and Title of              of            Face                        Redemption
            Securities(4)                Issues(1)       Amount  Coupon Maturities(3) Provisions(3)          Cost(2)      Value(2)
            _____________                _________       ______  ______ _____________ _____________          _______      ________
 8 New Jersey Educl. Fac. Auth., Rev.      AAA       $  550,000  5.200%   2028          07/01/08         $  569,008    $  507,502
   Bonds (Jersey City State Coll.                                                       @ 100.000
   Issue) Ser. 1998 E (AMBAC Ins.)
                                                    ______________                                    ______________ _____________
TOTAL                                                $3,295,000                                          $3,265,398    $2,861,848
                                                    ==============                                    ============== =============

                     See Notes to Portfolios on Page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CONDITION
AS OF SEPTEMBER 30, 1999

TRUST PROPERTY:
  Investment in marketable securities - at value
    (cost $4,997,767)(Note 1)......................                  $4,375,524
  Accrued interest receivable......................                      81,682
  Accrued interest on segregated bonds.............                         550
  Cash.............................................                      25,560
                                                                   _____________

              Total trust property.................                   4,483,316

LESS LIABILITIES:
  Deferred sales charge (Note 5)...................   $    9,410
  Accrued expenses.................................        3,310         12,720
                                                    _____________  _____________

NET ASSETS, REPRESENTED BY:
  5,000,000 units of fractional undivided
    interest outstanding (Note 3)..................    4,377,863
  Undistributed net investment income..............       92,733
                                                    _____________
                                                                     $4,470,596
                                                                   =============
UNIT VALUE ($4,470,596/5,000,000 units)............                       $0.89
                                                                   =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF OPERATIONS

                                              October 23,
                                                 1998
                                                  to
                                             September 30,
                                                 1999
                                             _____________
INVESTMENT INCOME:
  Interest income...........................    $230,129
  Interest income on segregated bonds.......       3,040
  Trustee's fees and expenses...............      (4,674)
  Sponsors' fees............................      (2,523)
                                             _____________
  Net investment income.....................     225,972
                                             _____________

REALIZED AND UNREALIZED GAIN (LOSS)
  ON INVESTMENTS:
  Realized loss on securities sold
    or redeemed.............................        (261)
  Unrealized depreciation of investments....    (622,243)
                                             _____________

  Net realized and unrealized loss on
    investments.............................    (622,504)
                                             _____________

NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS...........................   $(396,532)
                                             =============

             See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

STATEMENT OF CHANGES IN NET ASSETS

                                                October 23,
                                                   1998
                                                    to
                                               September 30,
                                                   1999
                                               _____________
OPERATIONS:
  Net investment income.......................  $  225,972
  Realized loss on securities sold
    or redeemed...............................        (261)
  Unrealized depreciation of investments......    (622,243)
                                               _____________
  Net decrease in net assets resulting
    from operations...........................    (396,532)


INCOME DISTRIBUTIONS TO HOLDERS (Note 2)......    (130,199)

DEFERRED SALES CHARGE (Note 5)................     (35,700)
                                               _____________
NET DECREASE IN NET ASSETS....................    (562,431)

NET ASSETS AT BEGINNING OF PERIOD.............   5,033,027
                                               _____________
NET ASSETS AT END OF PERIOD...................  $4,470,596
                                               =============
PER UNIT:
  Income distributions during period..........       $0.03
                                               =============
  Net asset value at end of period............       $0.89
                                               =============
TRUST UNITS OUTSTANDING AT END OF PERIOD......   5,000,000
                                               =============

                       See Notes to Financial Statements.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

  1.  SIGNIFICANT ACCOUNTING POLICIES

      The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

      (a) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on October 23, 1998 was based upon offer side evaluations at October 21, 1998, the day prior to the Date of Deposit. Cost of securities at October 23, 1998 was also based on such offer side evaluations.

      (b) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

      (c) Interest income is recorded as earned.

  2.  DISTRIBUTIONS

      A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

  3.  NET CAPITAL

      Cost of 5,000,000 units at Date of Deposit..........    $5,033,027
      Realized loss on securities sold or redeemed........          (261)
      Deferred sales charge...............................       (35,700)
      Interest income on segregated bonds.................         3,040
      Unrealized depreciation of investments..............      (622,243)
                                                           ______________

      Net capital applicable to Holders...................    $4,377,863
                                                           ==============

  4.  INCOME TAXES

      As of September 30, 1999, unrealized depreciation of investments, based on cost for Federal income tax purposes, aggregated $622,243, all of which related to depreciated securities. The cost of investment securities for Federal income tax purposes was $4,997,767 at September 30, 1999.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (NEW YORK INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

5.  DEFERRED SALES CHARGE

    A deferred sales fee of $19.00 per 1,000 units is payable over a two-year period ($2.38 per 1,000 units quarterly in the first year and $2.37 per 1,000 units quarterly in the second year.)

DEFINED ASSET FUNDS - MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402

PORTFOLIO OF THE NEW YORK TRUST (INSURED)
AS OF SEPTEMBER 30, 1999

                                           Rating                                      Optional
    Portfolio No. and Title of               of           Face                         Redemption
            Securities(4)                 Issues(1)      Amount  Coupon Maturities(3)  Provisions(3)       Cost(2)     Value(2)
            _____________                 _________      ______  ______  _____________ _____________       _______     ________
 1 Metropolitan Trans. Auth., NY,            AAA     $  830,000  5.125%     2022         07/01/07      $  841,886    $  754,951
   Commuter Facs. Rev. Bonds, Ser.                                                       @ 101.000
   1997 D (MBIA Ins.)

 2 The Oct Auth. of NY and NJ, Consol.       AAA        750,000  4.375      2033         11/01/05         690,285       579,398
   Bonds, One Hundred Sixteenth Series                                                   @ 101.000
   (Financial Guaranty Ins.)

 3 Dormitory Auth. of the State of New       AAA        750,000  4.500      2028         08/15/08         697,635       595,605
   York, Mental Hlth. Svcs. Facs. Imp.                                                   @ 101.000
   Rev. Bonds, Ser. 1998 F (AMBAC Ins.)

 4 Dormitory Auth. of the State of New       AAA        750,000  5.000      2028         07/01/08         753,240       657,023
   York, City Univ. Sys. Consol. Third                                                      @ 101.000
   Gen. Resolution Rev. Bonds. Ser.
     1998 - 2 (MBIA Ins.)

 5 New York City, NY, Muni. Wtr. Fin.,       AAA        495,000  5.125      2030         06/15/07         501,549       440,966
   Auth., Wtr. and Swr. Sys. Rev. Bonds,                                                 @ 101.000
   Fiscal Ser. 1998 B (Financial
   Guaranty Ins.)

 6 New York City, NY, Transitional           AAA        750,000  5.000      2026         05/01/08         756,533       659,940
   Fin. Auth., Future Tax Secured                                                        @ 101.000
   Bonds, Fiscal Ser. 1998 C
   (Financial Guaranty Ins.)

 7 Dormitory Auth. of the State of New       Aaa(m)      15,000  4.000      2000         None              15,196        15,033
   York, Ins. Rev. Bonds (D'Youville                     40,000  4.000      2001         None              40,714        39,944
   College), Ser. 1998 (MBIA Ins.)(5)

 8 Niagara Cnty., NY, Ind. Dev, Agy.,        AAA        225,000  5.375      2023         10/01/08         234,569       212,414
   Tax-Exempt Civic Fac. Rev. Bonds                                                      @ 102.000
   (Niagara Univ. Proj.), Ser. 1998 A                   450,000  5.250      2018         10/01/08         466,160       420,250
   (AMBAC Ins.)                                                                          @ 102.000
                                                   _____________                                    ______________ _____________
TOTAL                                                $5,055,000                                        $4,997,767    $4,375,524
                                                   =============                                    ============== =============

                     See Notes to Portfolios on Page D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 402 (MICHIGAN, NEW JERSEY AND NEW YORK TRUSTS) DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
AS OF SEPTEMBER 30, 1999

   (1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

   (2) See Notes to Financial Statements.

   (3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

   (4) Insured by the indicated municipal bond insurance company.

   (5) It is anticipated that interest and principal received from these bonds will be applied to the payment of the Trust's deferred sales charges.

DEFINED ASSET FUNDS--REGISTERED TRADEMARK--

HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--402
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Bank of New York                     investment company filed with the
1-800-221-7771                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file no.
                                         333-61663) and
                                         - Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     70149--1/00